Income Taxes - Provision/(Benefit) For Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
U.S. federal	$ (2.0)	$ 0.3	$ 3.2
Foreign	38.2	61.5	59.3
State and local	(0.6)	0.0	2.4
Total current	35.6	61.8	64.9
Deferred
U.S. federal	(38.3)	(2.6)	(20.2)
Foreign	(11.1)	(9.4)	9.7
State and local	0.1	(2.4)	(6.0)
Total deferred	(49.3)	(14.4)	(16.5)
Income tax (benefit) expense	$ (13.7)	$ 47.4	$ 48.4